Non-financial Assets and Liabilities - Schedule of Right-of-Use Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Right Of Use Assets Line Item
Right-of-use asset, Beginning balance	$ 7,978
Depreciation charge	(1,691)	$ (1,508)
Right-of-use asset, Ending balance	9,119	7,978
Right-of-use Assets
Disclosure Of Right Of Use Assets Line Item
Right-of-use asset, Beginning balance	7,978
Additions	395	3,844
Reassessment	3,563	1,319
Exchange differences	232	51
Depreciation charge	(3,049)	(2,133)
Right-of-use asset, Ending balance	9,119	7,978
Right-of-use Assets | Recognized on adoption of IFRS 16
Disclosure Of Right Of Use Assets Line Item
Right-of-use asset, Beginning balance	7,978	4,897
Right-of-use asset, Ending balance		7,978
Right-of-use Assets | Cost
Disclosure Of Right Of Use Assets Line Item
Right-of-use asset, Beginning balance	10,111
Right-of-use asset, Ending balance	14,349	10,111
Right-of-use Assets | Accumulated depreciation
Disclosure Of Right Of Use Assets Line Item
Right-of-use asset, Beginning balance	(2,133)
Right-of-use asset, Ending balance	(5,230)	(2,133)
Right-of-use Assets | Buildings
Disclosure Of Right Of Use Assets Line Item
Right-of-use asset, Beginning balance	3,760
Additions	395
Reassessment	2,721	321
Exchange differences	232	51
Depreciation charge	(1,691)	(1,509)
Right-of-use asset, Ending balance	5,417	3,760
Right-of-use Assets | Buildings | Recognized on adoption of IFRS 16
Disclosure Of Right Of Use Assets Line Item
Right-of-use asset, Beginning balance	3,760	4,897
Right-of-use asset, Ending balance		3,760
Right-of-use Assets | Buildings | Cost
Disclosure Of Right Of Use Assets Line Item
Right-of-use asset, Beginning balance	5,269
Right-of-use asset, Ending balance	8,665	5,269
Right-of-use Assets | Buildings | Accumulated depreciation
Disclosure Of Right Of Use Assets Line Item
Right-of-use asset, Beginning balance	(1,509)
Right-of-use asset, Ending balance	(3,248)	(1,509)
Right-of-use Assets | Manufacturing
Disclosure Of Right Of Use Assets Line Item
Right-of-use asset, Beginning balance	4,218
Additions		3,844
Reassessment	842	998
Depreciation charge	(1,358)	(624)
Right-of-use asset, Ending balance	3,702	4,218
Right-of-use Assets | Manufacturing | Recognized on adoption of IFRS 16
Disclosure Of Right Of Use Assets Line Item
Right-of-use asset, Beginning balance	4,218
Right-of-use asset, Ending balance		4,218
Right-of-use Assets | Manufacturing | Cost
Disclosure Of Right Of Use Assets Line Item
Right-of-use asset, Beginning balance	4,842
Right-of-use asset, Ending balance	5,684	4,842
Right-of-use Assets | Manufacturing | Accumulated depreciation
Disclosure Of Right Of Use Assets Line Item
Right-of-use asset, Beginning balance	(624)
Right-of-use asset, Ending balance	$ (1,982)	$ (624)